Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 AUD ($)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank			$ 79,693,054			$ 51,845,320
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 11,897,759	€ 42,964,345		$ 14,016,277	€ 14,320,386
Trade and other receivables	15,568	4,094,262		49,880	4,312,691
Trade and other payables	$ (1,068,539)	€ (1,717,675)		$ (690,847)	€ (663,196)